Long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 10,587	$ 8,818
Cummins Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	7,850	6,309
Weichai Westport, Inc.
Schedule of Equity Method Investments [Line Items]
Long-term investments	1,824	1,824
Other equity accounted investees
Schedule of Equity Method Investments [Line Items]
Long-term investments	$ 913	$ 685